Company financial information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Income Statement Parent Corporation

Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Dividends from bank subsidiaries	$120	$200	$611
Dividends from nonbank subsidiaries	54	74	176
Interest revenue from bank subsidiaries	211	211	228
Interest revenue from nonbank subsidiaries	130	131	146
Gain (loss) on securities held for sale	17	5	(2)
Other revenue	51	73	81
Total revenue	583	694	1,240
Interest (including $13, $14 and $23 to subsidiaries)	282	285	366
Other expense	138	221	338
Total expense	420	506	704
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	163	188	536
Provision (benefit) for income taxes	66	(465)	(357)
Equity in undistributed net income (loss):
Bank subsidiaries	1,781	1,630	(2,271)
Nonbank subsidiaries	638	235	294
Net income (loss)	2,516	2,518	(1,084)
Redemption charge and preferred dividends	-	-	(283)
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	$2,516	$2,518	$(1,367)
(a)	Includes the results of discontinued operations.

Condensed Balance Sheet Parent Corporation

Condensed Balance Sheet—The Bank of

New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2011	2010
Assets:
Cash and due from banks	$4,884	$3,452
Securities	188	219
Loans—net of allowance	20	52
Investment in and advances to subsidiaries and associated companies:
Banks	29,169	26,349
Other	20,930	20,578
Subtotal	50,099	46,927
Corporate-owned life insurance	666	650
Other assets	3,009	3,014
Total assets	$58,866	$54,314
Liabilities:
Deferred compensation	$492	$497
Commercial paper	10	10
Affiliate borrowings	3,407	3,344
Other liabilities	2,735	2,682
Long-term debt	18,805	15,427
Total liabilities	25,449	21,960
Shareholders’ equity	33,417	32,354
Total liabilities and shareholders’ equity	$58,866	$54,314

Condensed Statement of Cash Flows Parent Corporation

Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2011	2010	2009
Operating activities:
Net income (loss)	$2,516	$2,518	$(1,084)
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13	14	13
Equity in undistributed net (income)/loss of subsidiaries	(2,419)	(1,865)	1,977
Change in accrued interest receivable	(22)	2	(41)
Change in accrued interest payable	11	2	(1)
Change in taxes payable (a)	168	(321)	(482)
Other, net	(80)	179	(455)
Net cash provided by/(used in) operating activities	187	529	(73)
Investing activities:
Purchases of securities	(50)	(5)	(9)
Proceeds from sales of securities	101	43	129
Change in loans	32	61	110
Acquisitions of, investments in, and advances to subsidiaries	(611)	(1,002)	(566)
Other, net	-	208	-
Net cash used in investing activities	(528)	(695)	(336)
Financing activities:
Net change in commercial paper	-	(2)	(4)
Proceeds from issuance of long-term debt	5,042	1,347	3,350
Repayments of long-term debt	(1,911)	(2,614)	(1,277)
Change in advances from subsidiaries	63	(10)	59
Issuance of common stock	43	728	1,387
Treasury stock acquired	(873)	(41)	(28)
Cash dividends paid	(593)	(440)	(673)
Series B preferred stock repurchased	-	-	(3,000)
Warrant repurchased	-	-	(136)
Tax benefit realized on share based payment awards	2	1	4
Net cash provided by/(used in) financing activities	1,773	(1,031)	(318)
Change in cash and due from banks	1,432	(1,197)	(727)
Cash and due from banks at beginning of year	3,452	4,649	5,376
Cash and due from banks at end of year	$4,884	$3,452	$4,649
Supplemental disclosures
Interest paid	$293	$284	$367
Income taxes paid	$212	$442 (b)	$1,013 (b)
Income taxes refunded	123	178 (b)	609 (b)
(a)	Includes payments received from subsidiaries for taxes of $501 million in 2011, $900 million in 2010, and $967 million in 2009.
(b)	Includes discontinued operations.